EQUITY - Non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage of interest sold	49.99%
Equity at beginning of period	R$ 69,556,764	R$ 70,455,578	R$ 71,607,027
Statements of income movements after closing	6,229,357	4,770,527	5,001,014
Company	6,239,364	4,770,527	5,001,014
Non-controlling shareholders	(10,007)
Equity at end of period	70,006,196	69,556,764	R$ 70,455,578
Non-controlling shareholders	79,000
Total
Disclosure of subsidiaries [line items]
Equity at beginning of period	178,056
Company	89,046
Non-controlling shareholders	89,010
Net equity movements after closing	(7)
Company	(4)
Non-controlling shareholders	(3)
Statements of income movements after closing	(20,019)
Company	(10,012)
Non-controlling shareholders	(10,007)
Equity at end of period	158,030	178,056
Company	79,030	89,046
Non-controlling shareholders	79,000	89,010
CloudCo Brasil
Disclosure of subsidiaries [line items]
Equity at beginning of period	95,368
Company	47,694
Non-controlling shareholders	47,674
Net equity movements after closing	(7)
Company	(4)
Non-controlling shareholders	(3)
Statements of income movements after closing	(18,516)
Company	(9,260)
Non-controlling shareholders	(9,256)
Equity at end of period	76,845	95,368
Company	38,430	47,694
Non-controlling shareholders	38,415	47,674
IoTco Brasil
Disclosure of subsidiaries [line items]
Equity at beginning of period	82,688
Company	41,352
Non-controlling shareholders	41,336
Statements of income movements after closing	(1,503)
Company	(752)
Non-controlling shareholders	(751)
Equity at end of period	81,185	82,688
Company	40,600	41,352
Non-controlling shareholders	R$ 40,585	R$ 41,336